Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2017
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015